Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Footnote) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of interest rate swap agreements	$ 5,700	$ 15,800
Level 2 | BG Joint Venture | Shipbuilding supervision and crew training services
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate	8.00%
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable	$ 3,459	$ 10,944